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                      Supplement dated January 31, 1997
                   to the Prospectus Dated April 1, 199     6 for
                  Lincoln National Variable Annuity Account H

                 American Legacy II Variable Annuity Contract


Lincoln National Life Insurance Company ("Lincoln Life") is offering an enhanced guaranteed minimum death benefit ("EGMDB") with the American Legacy II variable annuity contract (the "Contract") described in the attached prospectus. The EGMDB, which is not yet available in all states, is available only for Non-Qualified Contracts and Contracts sold as Individual Retirement Annuities (IRA) under IRS Code Section 408. The EGMDB is an alternative to the guaranteed minimum death benefit ("GMDB") described in the prospectus under the heading "Death benefit before the annuity commencement date." Under the EGMDB, if the annuitant dies before the annuity commencement date the death benefit payable is the amount equal to the greater of: (1) Contract value as of the day on which Lincoln Life approves the payment of the claim; or (2) the highest Contract value which the Contract attains on any policy anniversary date between the time the EGMDB takes effect and the annuitant's age 75, as adjusted for any purchase payments, withdrawals, or partial annuitizations made, or premium taxes deducted after the date of the highest Contract value.

There is a daily charge for the EGMDB for so long as your election remains in effect. This charge is at the annual rate of 0.15% of net asset value in Variable Annuity Account H ("VAA"). THIS CHARGE IS IN ADDITION TO the charges described in the Prospectus under the heading "Charges and other deductions" and in the synopsis under the question "What charges are associated with this contract?" See the Expense Table below for Contracts with the EGMDB for more information.

Election Procedures. If you purchase a Contract after January 1, 1997 you can elect the EGMDB only at the time of purchase by completing the EGMDB election form provided by Lincoln Life. The benefit will take effect as of the time of fund valuation on the next policy anniversary date following the election of this benefit, and we will begin deducting the charge for the EGMDB as of that date. If this benefit is selected on the policy anniversary date or at time of application, the EGMDB takes effect at the time of fund valuation on that date. If you elect the EGMDB, you may discontinue the benefit at any time by sending a written request to Lincoln Life. The benefit will be discontinued effective at the time of fund valuation on the next policy anniversary date after we receive the request, and we will cease deducting the charge for the benefit as of that date. If the benefit is discontinued on the policy anniversary date, the benefit and the charge will terminate at the time of fund valuation on that date. If you discontinue the benefit, it cannot be reinstated. If you do not elect the EGMDB or you discontinue the benefit after electing it, the GMDB described in the prospectus under the heading "Death benefit before the annuity commencement date" will apply instead and will determine what death benefit is payable.

If you purchased a Contract prior to January 1, 1997, you can elect the EGMDB during a limited period ending six months after the benefit is approved in your state or ending December 31, 1997, whichever is later. Please see your registered sales representative for assistance.

Expense Table for Contracts with the EGMDB. The prospectus includes an Expense Table which shows the fees and charges applicable to a Contract without the EGMDB. The same fees
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and charges apply to a Contract with the EGMDB, except that an additional charge is deducted from VAA for this benefit. The annual expenses for VAA for a Contract with the EGMDB are restated below to show all applicable VAA charges and expenses:

     Variable Annuity Account H annual expenses for EGMDB:
          (As a percentage of average account value for each subaccount):

                                                For each subaccount*
          Mortality and expense risk fees              1.25%
          EGMDB charge                                 0.15%
          Account fees and expenses                    0.10%
                                                       ----
              Total VAA annual expenses                1.50%

*The VAA is divided into eight separately-named subaccounts, each of which, in turn, invests purchase payments in its respective fund.

Please see the Expense Table in the attached prospectus for a discussion of other Contract fees and charges, as well as fees and expenses for the eight funds underlying VAA.

Examples. The following examples show fees and expenses for a Contract WITH THE EGMDB, reflecting the expenses both of the VAA and of the eight funds shown in the Expense Table in the prospectus.

If you purchase a Contract WITH THE EGMDB and surrender your Contract at the end of the applicable time period, you would pay the following expenses* on a $1,000 investment, assuming a 5% annual return:

                              1 YEAR      3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
 1. Growth                   $   80      $  112        $  137        $   231
--------------------------------------------------------------------------------
 2. International                83         122           153            263
--------------------------------------------------------------------------------
 3. Growth-Income                80         112           136            229
--------------------------------------------------------------------------------
 4. Asset Allocation             81         114           139            235
--------------------------------------------------------------------------------
 5. High-Yield Bond              81         114           140            236
--------------------------------------------------------------------------------
 6. Bond Fund**                  82         117           145            247
--------------------------------------------------------------------------------
 7. U.S. Govt./AAA-Rated
    Securities                   81         114           140            236
--------------------------------------------------------------------------------
 8. Cash Management              80         112           137            231

If you purchase a Contract WITH THE EGMDB and do not surrender your contract, you would pay the following expenses* on a $1,000 investment, assuming a 5% annual return:

                              1 YEAR      3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
 1. Growth                   $   20      $   62        $  107        $   231
--------------------------------------------------------------------------------
 2. International                23          72           123            263
--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
 3. Growth-Income              20          62         106         229
--------------------------------------------------------------------------------
 4. Asset Allocation           21          64         109         235
--------------------------------------------------------------------------------
 5. High-Yield Bond            21          64         110         236
--------------------------------------------------------------------------------
 6. Bond Fund**                22          67         115         247
--------------------------------------------------------------------------------
 7. U.S. Govt./AAA-Rated
 Securities                    21          64         110         236
--------------------------------------------------------------------------------
 8. Cash Management            20          62         107         231

* These expenses, calculated as mandated by the SEC, reflect the annual Contract fee as the ratio of the total Contract fees collected in the most recent fiscal year to the total average net assets of the account.

** These expenses are estimated amounts for the fiscal year ended November 30, 1996.

These examples are provided to assist you in understanding the various costs and expenses that you will bear directly or indirectly IF YOU ELECT THE EGMDB. Part of the data used to produce the figures in the examples was supplied by the underlying portfolio company (Series) through the VAA's principal underwriter, American Funds Distributors, Inc. We have not independently verified this information. For more complete descriptions of the various costs and expenses involved, see Charges and other deductions in this Prospectus, and Fund Organization and Management in the Prospectus for the Series. Premium taxes may also be applicable, although they do not appear in the table. The examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown. The examples are unaudited.

Commissions. The following sentence is added to the section of the prospectus titled "Commissions":

     From time to time, additional incentives (up to 0.05% annually of the variable account value while the EGMDB is in effect) may be provided to dealers maintaining certain sales volume levels. These incentives are not deducted from purchase payments or contract value; they are paid by Lincoln Life.

Please see the attached prospectus for more information about the Contract.